Form N-1A Cover	Jul. 25, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	T. Rowe Price U.S. Treasury Funds, Inc.
Entity Central Index Key	0000853437
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 25, 2025
Prospectus Date	Aug. 01, 2025